INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
NOTE 8          -      INTANGIBLE ASSETS, NET:

Intangible assets, net consist of the following:

	As of December 31,
	Useful Life	2011	2010
Facilities lease rights	19	$27,549	$29,359
Technologies including technologies in relation to Fab 2	3.6;4;9	15,562	6,966
Patents and other core technology rights	9	9,586	11,264
Trade name	9	3,301	3,879
Customer relationships	3.6; 15	2,264	2,204
Others		475	575
		$58,737	$54,247